Investment and Mortgage-Backed Securities, Available for Sale	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Investment and Mortgage-Backed Securities, Available for Sale
The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investment and mortgage-backed securities ("MBS") available for sale ("AFS") at the dates indicated are as follows:

	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
Student Loan Pools	$71,949,517	$317,722	$255,678	$72,011,561
Small Business Administration (“SBA”) Bonds	139,854,620	1,018,231	1,079,774	139,793,077
Tax Exempt Municipal Bonds	44,757,755	5,226,600	—	49,984,355
Taxable Municipal Bonds	65,834,301	734,237	599,387	65,969,151
MBS	353,517,112	5,294,398	3,720,596	355,090,914
	$675,913,305	$12,591,188	$5,655,435	$682,849,058
	December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
Student Loan Pools	$61,244,212	$220,239	$382,986	$61,081,465
SBA Bonds	153,565,023	797,456	1,057,454	153,305,025
Tax Exempt Municipal Bonds	42,793,179	6,023,263	—	48,816,442
Taxable Municipal Bonds	46,680,301	1,743,322	75,168	48,348,455
MBS	267,854,880	10,672,412	754,278	277,773,014
	$572,137,595	$19,456,692	$2,269,886	$589,324,401

Student Loan Pools are typically 97% guaranteed by the United States government while SBA bonds are 100% backed by the full faith and credit of the United States government. Included in the tables above and below in MBS are Government National Mortgage Association ("GNMA") MBS, which are also backed by the full faith and credit of the United States government.  At December 31, 2021, the Bank held an amortized cost and fair value of $167.8 million and $167.0 million, respectively, in GNMA MBS compared to an amortized cost and fair value of $91.7 million and $93.4 million, respectively, at December 31, 2020. Also included in MBS in the tables above and below are private label collateralized mortgage obligation ("CMO") securities, which are issued by non-governmental real estate mortgage investment conduits and are not backed by the full faith and credit of the United States government.  At December 31, 2021 the Bank held an amortized cost and fair value of $41.8 million and $41.7 million, respectively, in private label CMO MBS, compared to an amortized cost and fair value of $37.0 million and $37.7 million, respectively, at December 31, 2020.
The amortized cost and fair value of investment and MBS AFS at December 31, 2021 are shown below by contractual maturity.  Expected maturities will differ from contractual maturities because borrowers have the right to prepay obligations with or without call or prepayment penalties. Since MBS are not due at a single maturity date, they are disclosed separately, rather than allocated over the maturity groupings below.

	Amortized Cost	Fair Value
Due in less than one year	$80,651	$76,617
Due in one year to five years	7,891,953	7,878,402
Due in five to ten years	91,419,245	92,355,997
Due in ten years or more	223,004,344	227,447,128
MBS	353,517,112	355,090,914
	$675,913,305	$682,849,058
The amortized cost and fair value of investment and MBS AFS pledged as collateral for certain deposit accounts, FHLB advances and other borrowings were $335.6 million and $342.6 million, respectively, at December 31, 2021 and $263.3 million and $274.4 million, respectively, at December 31, 2020.

There were no sales of AFS securities during the year ended December 31, 2021. The Bank received $25.0 million and $96.5 million in gross proceeds from sales of AFS securities during the years ended December 31, 2020 and 2019, respectively. As a result, the Bank recognized gross gains of $1.3 million and $1.5 million, respectively, and gross losses of $0 and $636,000, respectively, during the years ended December 31, 2020 and 2019.

Securities classified as AFS are recorded at fair market value. The tables below summarize gross unrealized losses and the related fair value, aggregated by investment category and length of time that individual AFS securities have been in a continuous unrealized loss position for the periods indicated.

	December 31, 2021
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Student Loan Pools	$36,816,929	$216,012	$8,826,508	$39,666	$45,643,437	$255,678
SBA Bonds	15,916,497	359,541	48,791,470	720,233	64,707,967	1,079,774
Taxable Municipal Bonds	28,032,194	413,490	4,342,641	185,897	32,374,835	599,387
MBS	160,097,766	2,865,948	22,951,882	854,648	183,049,648	3,720,596
	$240,863,386	$3,854,991	$84,912,501	$1,800,444	$325,775,887	$5,655,435

	December 31, 2020
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Student Loan Pools	$7,196,541	$46,207	$29,460,703	$336,779	$36,657,244	$382,986
SBA Bonds	39,843,800	653,518	43,907,816	403,936	83,751,616	1,057,454
Taxable Municipal Bonds	7,092,538	75,168	—	—	7,092,538	75,168
MBS	51,941,025	655,213	9,542,092	99,065	61,483,117	754,278
	$106,073,904	$1,430,106	$82,910,611	$839,780	$188,984,515	$2,269,886

At December 31, 2021 and 2020, there were 199 and 145 individual AFS securities in a loss position, including 83 and 88 securities that were in a loss position for greater than 12 months. The Company has the ability and intent to hold these securities until such time as the value recovers or the securities mature.  The Company believes, based on industry analyst reports and credit ratings, that the deterioration in value is attributable to changes in market interest rates and is not in the credit quality of the issuer and therefore, these losses are not considered other-than-temporary. The Company reviews its investment securities portfolio at least quarterly and more frequently when economic conditions warrant, assessing whether there is any indication of other-than-temporary impairment (“OTTI”).

Factors considered in the Company's review of its investment securities portfolio include estimated future cash flows, length of time and extent to which market value has been less than cost, the financial condition and near term prospects of the issuer, and our intent and ability to retain the security to allow for an anticipated recovery in market value. If the review determines that there is OTTI, then an impairment loss is recognized in earnings equal to the entire difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made, or the Company may recognize a portion of the impairment in other comprehensive income. The fair value of investments on which OTTI is recognized then becomes the new cost basis of the investment. There was no OTTI recognized during the years ended December 31, 2021, 2020 and 2019.